Summary of Business and Significant Accounting Policies - Summary of Lease Liabilities Recognized in the Consolidated Statement Financial Position (Parenthetical) (Detail)	Jan. 01, 2019
Presentation of leases for lessee [abstract]
Weighted average discounted rate	4.10%